Share-Based Payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 17 – SHARE-BASED PAYMENT:

1.  On March 24, 2022, the Company’s board of directors (“Board of directors”) approved a grant of 536,141 RSUs to employees and a grant of 22,500 RSUs to the Company’s advisory board members and an additional consultant. The RSUs represent the right to receive Ordinary Shares at a future time. 555,500 of the RSUs in this grant, vest over a period of three years, with a 1-year cliff period, and 3,141 RSUs vested immediately on the grant date.

2.  On March 24, 2022, the Company’s Board of Directors approved a grant of 29,400 Ordinary Shares options to medical board members, which are exercisable to 29,400 Ordinary Shares. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 10.84 ($3.08). The contractual life of the options under the 2019 Equity Incentive Plan is ten years.

3.  On April 6, 2022, the Company’s Board of Directors approved a grant of 285,713 fully vested RSUs to an officer.

4.  On May 19, 2022, the Company’s Board of Directors approved a grant of 30,000 RSUs to an employee. The RSUs vest over a period of three years, with a 1-year cliff period, commencing on the grant date.

5.  On November 22, 2022, the Company’s Board of Directors approved a grant of 165,000 RSUs to employees. The RSUs vest over a period of three years, with a 1-year cliff period, commencing on the grant date.

6.  On January 22, 2024, the Company’s Board of Directors approved a grant of 320,000 RSUs to employees and a grant of options to purchase 80,000 shares to consultants. The RSUs represents the right to receive Ordinary Shares at a future time, 245,000 of which vest over a period of three years, with a one-year cliff period and 70,000 vesting immediately on the grant date. 10,000 of the options were vested immediately on the grant date, 25,000 option vest over a period of three years and 45,000 option vests over a period of one year and nine months. The RSUs designated to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

7.  On February 5, 2024, the Company’s Board of Directors approved a grant of 2,277,000 RSUs to officers, a grant of options to purchase 30,000 Ordinary Shares and 90,000 RSUs to directors. The RSUs and options represents the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair value of all granted options was estimated by using the Black Scholes option pricing model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions.

The following inputs were used to measure the fair value of the option at grant date:

		March 24, 2022	January 22, 2024	February 5, 2024
(i)	Expected volatility	52%	144.83%	143.98%
(ii)	Dividend rate	0%	0%	0%
(iii)	Expected term (vesting period)	Three years	Three years	Three years
(iv)	Contractual life	Ten years	Ten years	Ten years
(v)	Free risk rate	2.79%-2.80%	4.03%-4.07%	4.16%

The fair value of all granted RSUs was the Company’s quote price at the grant date.

During the year ended December 31, 2024, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $1,767.

During the year ended December 31, 2023, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $1,427.

During the year ended December 31, 2022, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $4,879.

The options to services providers and advisers outstanding as December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	105,111	4.085	114,512	3.058	87,833	0.37
Reclassified to employees and directors	-	-	-	-	-	-
Granted	80,000	3.779	-	-	29,400	10.84
Exercised	-	-	9,401	0.367	(2,721)	0.37
Forfeited	-	-	-	-	-	-
Options outstanding	185,111	3.359	105,111	4.085	114,512	3.058
Options exercisable	162,154	3.251	94,242	3.267	82,257	0.37
Share-based payment expenses	$66		$19		$54

The RSUs to services providers and advisers outstanding as of December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	7,433	18,266	10,000
Granted	-	-	22,500
Vested	7,433	10,833	14,234
RSUs outstanding	-	7,433	18,266
RSU’s Vested	32,500	25,067	14,234
Share-based payment expenses	$1	$9	$33

The options to employees and directors outstanding as of December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	357,689	0.37	386,260	0.37	448,120	0.37
Granted	30,000	3.56	-	-		-
Exercised	19,048	0.37		0.37	4,309	0.37
Forfeited	-	-	28,571	0.37	57,551	0.37
Options outstanding	368,641	0.70	357,689	0.37	386,260	0.37
Options exercisable	338,641	0.45	350,131	0.37	342,757	0.37
Share-based payment expenses	$17		$47	-	$174	-

The RSUs to employees and directors outstanding as of December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	445,140	1,727,842	2,002,587
Granted	2,687,000	-	1,016,854
Forfeited	25,836	67,087	65,626
Vested	587,508	1,215,615	1,225,973
RSUs outstanding	2,518,796	445,140	1,727,842
RSU’s Vested	3,684,697	3,097,189	1,881,574
Share-based payment expenses	$1,683	$1,352	$4,618